Shareholder Report, Average Annual Return (Details) LMF8100_BrandywineGLOBAL - Corporate Credit Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	5.59%	4.60%	6.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U.S. Corporate & High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Average Annual Return, Percent	7.88%	0.74%	3.86%
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Average Annual Return, Percent	5.75%	7.59%	6.29%